RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Obligations - 1.9%
U.S. Treasury Inflation-Protected Note (Cost $2,160,068)	0.625%	04/15/23	$ 2,000,000	$ 2,161,839

MUNICIPAL BONDS - 0.5%	Coupon	Maturity	Par Value	Value
Dallas/Fort Worth International Airport, Texas	1.041%	11/01/23	$ 100,000	$ 100,003
Denton County, Texas, Taxable General Purpose	0.444%	01/15/23	500,000	500,150
Total Municipal Bonds (Cost $600,000)				$ 600,153

ASSET BACKED SECURITIES - 26.5%	Coupon	Maturity	Par Value	Value
Ally Auto Receivables Trust, Series 2019-4, Class A-3 (a)	1.871%	06/17/24	$ 1,000,000	$ 1,020,204
American Express Credit Card Account, Series 2019-2, Class A	2.670%	11/15/24	1,505,000	1,564,437
BMW Floorplan Master Owner Trust, 144A, Series 2018-1, Class A-1	3.150%	05/15/23	1,000,000	1,016,695
Capital One Multi-Asset Executive Trust, Series 2017-6, Class A	2.290%	07/15/25	550,000	572,798
CarMax Auto Owner Trust, Series 2018-4, Class A-3	3.360%	09/15/23	880,000	907,093
CNH Equipment Trust, Series 2017-A, Class A-4 (a)	2.480%	02/15/24	1,000,000	1,013,061
Discover Card Execution Note Trust, Series 2019-1, Class A (a)	3.040%	07/15/24	1,500,000	1,559,743
Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A-1	3.520%	10/15/23	981,000	1,012,788
GM Financial Securitized Term, Series 2018-3, Class A-3	2.650%	02/16/24	1,000,000	1,023,585
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A-3	1.870%	10/15/24	1,087,000	1,110,648
Honda Auto Receivables, Series 2019-4, Class A-4	1.870%	01/20/26	1,000,000	1,039,081
Hyundai Auto Receivables Trust, Series 2018-B, Class A-4	3.290%	01/15/25	600,000	629,243

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 26.5% (Continued)	Coupon	Maturity	Par Value	Value
Hyundai Auto Receivables Trust, Series 2019-A, Class A-4 (a)	2.710%	05/15/25	$ 500,000	$ 524,798
John Deere Owner Trust, Series 2019-A, Class A-3	2.910%	07/17/23	435,000	446,464
John Deere Owner Trust, Series 2020-B, Class A-3 (a)	0.000%	11/15/24	1,000,000	1,000,802
JPMorgan Mortgage Acquisitions Trust, Series 2007-CH3, Class A-5 (a)	0.432%	03/25/37	400,000	387,859
Metlife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	975,278	1,016,350
Mill City Mortgage Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	1,394,750	1,417,359
Mill City Mortgage Trust, 144A, Series 2018-1, Class A-1 (a)	3.250%	05/25/62	825,790	858,308
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3	2.500%	11/15/23	1,500,000	1,544,020
Oasis Securitization Funding, LLC, 144A, Series 2020-2, Class NT(a)	4.262%	05/15/32	719,066	720,397
Santander Drive Auto Receivable, Series 2019-2, Class A-3	2.590%	05/15/23	1,000,000	1,005,872
Synchrony Financial, Series 2017-2, Class A	2.620%	10/15/25	734,000	759,461
Towd Point Mortgage Trust, 144A, Series 2015-5, Class A1B (a)	2.750%	05/25/55	557,201	560,955
Towd Point Mortgage Trust, 144A, Series 2016-3, Class A-1 (a)	2.250%	04/25/56	851,219	857,275
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	878,085	896,277
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A-1	3.750%	05/25/58	394,360	424,825
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E3 (a)	2.500%	11/25/60	191,516	192,891
Towd Point Mortgage Trust, 144A, Series 2015-6, Class A-1B (a)	2.750%	11/25/60	840,365	853,043
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E2 (a)	2.750%	11/25/60	266,656	269,208
Toyota Auto Receivables Ownership Trust, Series 2019-D, Class A-3	1.920%	01/16/24	500,000	512,571

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 26.5% (Continued)	Coupon	Maturity	Par Value	Value
Toyota Auto Receivables Ownership Trust, Series 2020-C, Class A-3	0.000%	10/24/24	$ 1,000,000	$ 1,001,214
USAA Auto Owner Trust, Series 2019-1, Class A-4	2.140%	11/15/24	750,000	771,253
World Financial Network, Series 2016-A, Class A (a)	2.030%	06/15/21	1,000,000	1,009,941
Total Asset Backed Securities (Cost $29,086,206)				$ 29,500,519

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.1%	Coupon	Maturity	Par Value	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	$ 319,839	$ 335,751
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A-1	2.121%	10/12/50	351,623	354,437
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/15/45	993,930	1,014,670
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4 (a)	3.213%	03/12/46	1,084,203	1,135,242
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS6, Class A-SB	3.387%	12/10/47	884,664	924,454
FHLMC Multifamily Structured Pass-Through Certificates, Series K-720, Class A-2	2.716%	06/25/22	1,025,000	1,063,400
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-SMC, Class X-1 (a)	0.690%	01/25/23	15,459,911	254,002
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J22, Class A-1	3.454%	05/25/23	325,050	330,183
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1	2.197%	11/25/23	1,482,784	1,538,232
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J20, Class A-1	3.206%	10/25/24	105,536	109,320
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J30, Class A-1	0.526%	01/25/25	500,000	500,879
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1 (a)	1.795%	02/25/25	1,110,638	1,149,593
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J21, Class A-1	3.111%	06/25/25	758,458	817,844

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.1% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J29, Class A-1 (a)	0.735%	01/25/26	$ 699,039	$ 705,796
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-056, Class XAM (a)	1.152%	05/25/26	11,100,000	709,273
FNMA, Pool #470596	2.900%	04/01/22	1,010,300	1,038,193
FNMA, Pool #AM0615	2.465%	10/01/22	1,000,000	1,032,033
FNMA, Pool #MA1350	2.000%	02/01/23	469,607	487,956
FNMA, Pool #MA1443	2.000%	05/01/23	540,137	559,457
FNMA Multifamily REMIC Trust, Series 2017-M3, Class A-1 (a)	2.524%	12/25/26	526,515	544,225
FNMA Multifamily REMIC Trust, Series 2017-M4, Class A-1 (a)	2.627%	12/25/26	1,012,217	1,066,474
FNMA Multifamily REMIC Trust, Series 2017-M2, Class A-1 (a)	2.801%	02/25/27	330,124	340,013
FREMF Mortgage Trust, 144A, Series 2012-K17, Class B (a)	4.466%	12/25/44	100,000	103,695
FREMF Mortgage Trust, 144A, Series 2012-K18, Class B (a)	4.308%	01/25/45	890,000	923,562
FREMF Mortgage Trust, 144A, Series 2012-K23, Class B (a)	3.782%	10/25/45	900,000	939,467
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.806%	11/25/45	600,000	617,364
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.656%	05/25/46	500,000	516,962
FREMF Mortgage Trust, 144A, Series 2013-K33, Class B (a)	3.674%	08/25/46	1,095,000	1,158,075
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	4.073%	12/25/46	1,005,000	1,081,714
FREMF Mortgage Trust, 144A, Series 2014-K41, Class B (a)	3.963%	11/25/47	975,000	1,071,521
FREMF Mortgage Trust, IO, 144A, Series 2016-K59, Class X2-A (a)	0.100%	11/25/49	99,033,943	499,101
Goldman Sachs Mortgage Backed, Series 2013-GC10, Class A-AB (a)	2.564%	02/12/46	700,609	709,325
Government National Mortgage Association, Series 2014-24, Class BA	2.100%	07/16/38	109,522	110,029

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.1% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association, Series 2012-55, Class B	2.427%	11/16/38	$ 4,195	$ 4,193
Government National Mortgage Association, Series 2014-120, Class A	2.800%	05/16/39	1,021,976	1,040,661
GS Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	784,251	817,476
HomeBanc Mortgage Corporation, Series 2005-4, Class A-1 (a)	0.724%	10/25/35	637,360	632,495
JPMBB Commercial Mortgage, Series 2014-C26, Class A-SB	3.288%	01/15/48	343,285	358,114
JPMorgan Chase Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	245,921	256,391
Morgan Stanley Bank of America Trust, Series 2015-C5, Class A-4	3.176%	08/15/45	630,000	644,481
Morgan Stanley Bank of America Trust, Series 2014-C14, Class A-4	3.787%	02/15/47	935,000	961,149
Morgan Stanley Capital I Trust, Series 2017-HR2, Class A-1	2.330%	12/15/50	815,033	823,700
New Residential Mortgage Loan Trust, 144A, Series 2016-3, Class A-1B (a)	3.250%	09/25/56	624,129	657,149
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1	4.000%	04/25/57	173,554	186,464
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1	4.000%	05/25/57	563,625	604,654
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A-4	3.091%	08/10/49	1,202,607	1,244,664
UBS Commercial Mortgage Trust, Series 2017-C7, Class A-1	2.379%	12/15/50	842,763	853,779
Wells Fargo Commercial Mortgage Trust, Series 2013-C12, Class A-4	3.198%	03/17/48	908,000	950,598
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	772,505	801,916
Total Collateralized Mortgage Obligations (Cost $34,191,328)				$ 34,580,126

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.3%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
Walt Disney Company (The)	1.650%	09/01/22	$ 1,500,000	$ 1,535,220

Consumer Discretionary - 7.7%
Amazon.com, Inc.	0.400%	06/03/23	500,000	502,541
Daimler Finance North America, LLC, 144A	3.350%	02/22/23	1,300,000	1,374,183
Honda Finance Corporation	0.875%	07/07/23	1,000,000	1,008,869
Hyundai Capital America, 144A	2.375%	02/10/23	1,000,000	1,019,157
Marriott International, Inc.	3.125%	10/15/21	1,500,000	1,522,723
Starbucks Corporation	2.700%	07/15/22	1,385,000	1,434,974
Toyota Motor Corporation	2.157%	07/02/22	635,000	655,411
Toyota Motor Corporation	3.419%	07/20/23	500,000	541,930
Toyota Motor Credit Corporation	2.900%	03/30/23	500,000	530,839
				8,590,627
Consumer Staples - 2.1%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	1,000,000	1,031,495
Keurig Dr Pepper, Inc.	3.551%	05/25/21	1,000,000	1,025,051
Mondelēz International, Inc.	0.625%	07/01/22	250,000	251,220
				2,307,766
Energy - 2.8%
Chevron Corporation	1.141%	05/11/23	1,000,000	1,022,239
Exxon Mobil Corporation	1.571%	04/15/23	1,000,000	1,030,881
Shell International Finance B.V.	2.375%	08/21/22	1,000,000	1,040,127
				3,093,247
Financials - 17.2%
American Express Company	3.375%	05/17/21	1,000,000	1,021,330
Australia & New Zealand Banking Group	2.050%	11/21/22	1,000,000	1,036,804
Bank of America Corporation	3.300%	01/11/23	1,000,000	1,067,957
Bank of Montreal	2.900%	03/26/22	1,500,000	1,564,296
Discover Bank	3.200%	08/09/21	1,000,000	1,020,233
Goldman Sachs Group, Inc.	3.000%	04/26/22	1,525,000	1,552,806
Huntington National Bank	2.500%	08/07/22	1,500,000	1,558,612
JPMorgan Chase & Company	2.400%	06/07/21	1,000,000	1,015,779
Key Bank N.A.	3.375%	03/07/23	1,000,000	1,071,575
Morgan Stanley	2.750%	05/19/22	500,000	519,885
Morgan Stanley	3.750%	02/25/23	1,000,000	1,080,592
PNC Bank N.A.	2.550%	12/09/21	1,500,000	1,542,937

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.2% (Continued)
Royal Bank of Canada	1.600%	04/17/23	$ 1,000,000	$ 1,031,413
Toronto Dominion Bank	0.750%	06/12/23	1,000,000	1,009,675
Truist Bank	1.250%	03/09/23	1,000,000	1,019,563
UBS Group AG, 144A	3.000%	04/15/21	1,000,000	1,018,638
Westpac Banking Corporation	3.650%	05/15/23	1,000,000	1,087,780
				19,219,875
Health Care - 1.9%
AbbVie, Inc., 144A	2.800%	03/15/23	1,000,000	1,041,925
CVS Health Corporation	3.700%	03/09/23	1,000,000	1,075,862
				2,117,787
Industrials - 2.1%
John Deere Capital Corporation	1.200%	04/06/23	250,000	255,655
Paccar Financial Corporation	0.800%	06/08/23	1,000,000	1,007,750
Roper Technologies, Inc.	3.650%	09/15/23	1,000,000	1,093,034
				2,356,439
Materials - 1.4%
DuPont de Nemours, Inc.	2.169%	05/01/23	1,000,000	1,020,440
Nutrien Ltd.	1.900%	05/13/23	500,000	516,117
				1,536,557
Real Estate - 0.7%
American Tower Corporation	2.250%	01/15/22	750,000	769,283

Technology - 1.0%
NXP Funding, LLC, 144A	4.625%	06/01/23	1,000,000	1,101,162

Total Corporate Bonds (Cost $41,931,222)				$ 42,627,963

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio – Class I, 0.02% (b) (Cost $2,531,586)	2,531,586	$ 2,531,586

Total Investments at Value - 100.6% (Cost $110,500,410)		$ 112,002,186

Liabilities in Excess of Other Assets - (0.6%)		(691,427)

Net Assets - 100.0%		$ 111,310,759

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $24,029,817 as of July 31, 2020, representing 21.6% of net assets.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of July 31, 2020.

See accompanying notes to Schedule of Investments.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

1. Securities Valuation

For purposes of computing the Red Cedar Short Term Bond Fund’s net asset value (“NAV”), the Fund’s holdings are valued at market price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Trust’s Board of Trustees (the “Board”), which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more independent third-party pricing services approved by the Board may be utilized to determine the fair value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established is reviewed by the Adviser and the Fund’s administrator under the supervision of the Board. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the Investment Company Act of 1940 and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If the Adviser determines that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, pursuant to policies adopted by and subject to review of the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$2,161,839	$-	$2,161,839
Municipal Bonds	-	600,153	-	600,153
Asset Backed Securities	-	29,500,519	-	29,500,519
Collateralized Mortgage Obligations	-	34,580,126	-	34,580,126
Corporate Bonds	-	42,627,963	-	42,627,963
Money Market Funds	2,531,586	-	-	2,531,586
Total	$2,531,586	$109,470,600	$-	$112,002,186

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended July 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of July 31, 2020:

Cost of portfolio investments	$110,500,410
Gross unrealized appreciation	$1,537,957
Gross unrealized depreciation	(36,181)
Net unrealized appreciation	$1,501,776

4. Risks Associated with Mortgage-Related and Other Asset Backed Securities

Investments in mortgage-related and other asset backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage-related and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset-backed securities may extend, which may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. As of July 31, 2020, the Fund had 31.1% and 26.5% of the value of its net assets invested in collateralized mortgage obligations and asset backed securities, respectively.

5. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. As of July 31, 2020, the Fund had 21.6% of the value of its net assets invested in Rule 144A securities.